Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.2%
Elbit Systems Ltd.	25,402	$3,640,659

Banks — 24.4%
Bank Hapoalim BM	1,109,157	8,046,142
Bank Leumi Le-Israel BM	1,498,253	10,104,804
First International Bank of Israel Ltd.	53,966	1,302,966
Israel Discount Bank Ltd., Class A	1,224,747	4,705,631
Mizrahi Tefahot Bank Ltd.	152,411	3,355,546

		27,515,089

Biotechnology — 0.3%
UroGen Pharma Ltd.(a)(b)	10,844	369,347

Building Products — 0.3%
Caesarstone Ltd.	28,516	395,517

Chemicals — 3.6%
Israel Chemicals Ltd.	670,479	3,387,322
Israel Corp. Ltd. (The)	2,884	639,961

		4,027,283

Communications Equipment — 1.8%
Gilat Satellite Networks Ltd.	16,518	136,626
Ituran Location and Control Ltd.	22,271	692,851
Radware Ltd.(a)	49,730	1,159,703

		1,989,180

Construction & Engineering — 2.1%
Ashtrom Group Ltd.	17,872	147,973
Elco Ltd.	8,857	188,726
Electra Ltd./Israel	2,566	747,550
Shapir Engineering and Industry Ltd.	136,282	494,314
Shikun & Binui Ltd.(a)	276,179	783,276

		2,361,839

Diversified Telecommunication Services — 1.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,377,706	1,473,205

Equity Real Estate Investment Trusts (REITs) — 0.9%
REIT 1 Ltd.	213,055	992,401

Food & Staples Retailing — 1.1%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,288	475,382
Shufersal Ltd.	107,301	716,287

		1,191,669

Food Products — 1.3%
Strauss Group Ltd.	56,039	1,488,937

Hotels, Restaurants & Leisure — 0.1%
Fattal Holdings 1998 Ltd.(a)	1,170	130,924

Household Durables — 0.2%
Maytronics Ltd.	27,255	176,682

Independent Power and Renewable Electricity Producers — 0.6%
Energix-Renewable Energies Ltd.(a)	73,508	132,887
Kenon Holdings Ltd./Singapore	26,527	505,213

		638,100

Insurance — 3.2%
Clal Insurance Enterprises Holdings Ltd.(a)	29,165	461,405
Harel Insurance Investments & Financial Services Ltd.	138,986	1,056,128
IDI Insurance Co. Ltd.	9,368	349,086
Menora Mivtachim Holdings Ltd.	38,330	556,642
Migdal Insurance & Financial Holding Ltd.	526,051	564,154

Security	Shares	Value

Insurance (continued)
Phoenix Holdings Ltd. (The)	97,027	$601,704

		3,589,119

IT Services — 5.7%
Formula Systems 1985 Ltd.	5,494	258,634
Matrix IT Ltd.	49,279	727,056
Wix.com Ltd.(a)	39,289	5,395,951

		6,381,641

Machinery — 0.9%
Kornit Digital Ltd.(a)(b)	36,988	1,049,350

Oil, Gas & Consumable Fuels — 3.1%
Delek Group Ltd.	5,326	945,357
Equital Ltd.(a)	11,473	365,848
Naphtha Israel Petroleum Corp. Ltd.	55,696	354,148
Oil Refineries Ltd.(a)	1,228,655	604,473
Paz Oil Co. Ltd.	8,732	1,215,385

		3,485,211

Paper & Forest Products — 0.1%
Hadera Paper Ltd.	1,667	98,599

Pharmaceuticals — 7.8%
Teva Pharmaceutical Industries Ltd., ADR(a)	1,020,185	8,824,600

Real Estate Management & Development — 10.8%
ADO Group Ltd.(a)	7,660	160,982
Africa Israel Properties Ltd.(a)	19,853	550,457
Airport City Ltd.(a)	90,307	1,612,888
Alony Hetz Properties & Investments Ltd.	128,122	1,631,453
Amot Investments Ltd.	160,806	992,351
Azrieli Group Ltd.	47,348	2,825,324
Bayside Land Corp.	1,051	537,058
Big Shopping Centers Ltd.	3,045	216,277
Blue Square Real Estate Ltd.	4,802	199,322
Brack Capital Properties NV(a)	1,594	164,777
Gazit-Globe Ltd.	116,892	948,487
Industrial Buildings Corp. Ltd.(a)	109,308	194,321
Jerusalem Economy Ltd.(a)	124,527	430,054
Melisron Ltd.	22,102	1,131,216
Norstar Holdings Inc.	19,694	273,627
Property & Building Corp. Ltd.	1,477	131,083
Summit Real Estate Holdings Ltd.	18,576	168,957

		12,168,634

Semiconductors & Semiconductor Equipment — 1.8%
Nova Measuring Instruments Ltd.(a)	18,505	475,707
Tower Semiconductor Ltd.(a)	100,951	1,531,721

		2,007,428

Software — 23.9%
Check Point Software Technologies Ltd.(a)(b)	124,539	13,734,161
CyberArk Software Ltd.(a)	34,687	4,580,418
Hilan Ltd.	6,602	206,529
Nice Ltd.(a)	56,737	7,862,677
Sapiens International Corp. NV	38,541	545,259

		26,929,044

Specialty Retail — 0.2%
Delek Automotive Systems Ltd.	57,067	243,795

Textiles, Apparel & Luxury Goods — 0.3%
Delta-Galil Industries Ltd.(b)	13,771	397,773

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.9%
Cellcom Israel Ltd.(a)(b)	92,274	$348,425
Partner Communications Co. Ltd.(a)	148,446	677,135

		1,025,560

Total Common Stocks — 99.9% (Cost: $130,658,768)		112,591,586

Short-Term Investments

Money Market Funds — 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(c)(d)(e)	7,986,786	7,989,981
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	134,857	134,857

		8,124,838

Total Short-Term Investments — 7.2% (Cost: $8,122,865)		8,124,838

Total Investments in Securities — 107.1% (Cost: $138,781,633)		120,716,424

Other Assets, Less Liabilities — (7.1)%		(8,031,047)

Net Assets — 100.0%		$112,685,377

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	7,120,644	866,142	7,986,786	$7,989,981	$34,373	(a)	$3,378	$973
BlackRock Cash Funds: Treasury, SL Agency Shares	15,507	119,350	134,857	134,857	1,633		—	—

				$8,124,838	$36,006		$3,378	$973

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$112,591,586	$—	$—	$112,591,586
Money Market Funds	8,124,838	—	—	8,124,838

	$120,716,424	$—	$—	$120,716,424

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

2